Supplement to the
Spartan® Extended Market Index Fund
Fidelity Advantage® Institutional Class
April 29, 2016
Summary Prospectus

Effective June 14, 2016, Spartan® Extended Market Index Fund will be renamed Fidelity® Extended Market Index Fund.

Effective June 14, 2016, Fidelity Advantage® Institutional Class will be renamed Institutional Premium Class.

Effective December 12, 2016, the redemption fee has been removed.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Extended Market Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.045%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.000%
Total annual operating expenses	0.045%

(a)  Adjusted to reflect current fees.

1 year	$5
3 years	$15
5 years	$25
10 years	$58

Effective June 14, 2016, the following information replaces similar information for Spartan® Extended Market Index Fund found in the "Fund Summary" section under the heading "Average Annual Returns."

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Institutional Premium Class
Return Before Taxes	(3.29)%	14.27%
Return After Taxes on Distributions	(4.76)%	13.01%
Return After Taxes on Distributions and Sale of Fund Shares	(0.81)%	11.25%
Dow Jones U.S. Completion Total Stock Market Index℠ (reflects no deduction for fees, expenses, or taxes)	(3.42)%	14.13%

(a)  From September 8, 2011

The following information supplements similar information for Fidelity® Extended Market Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

Effective June 14, 2016, the following information replaces similar information for Spartan® Extended Market Index Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares."

Initial Purchase Minimum-Institutional Premium Class	$100 million

The fund may waive or lower purchase minimums.

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares."

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Tax Information."

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

SEI-AI-SUM-16-06 1.9870370.105	December 1, 2016

Supplement to the
Spartan® Extended Market Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2016
Summary Prospectus

Effective June 14, 2016, Spartan® Extended Market Index Fund will be renamed Fidelity® Extended Market Index Fund.

Effective June 14, 2016, Fidelity Advantage® Class will be renamed Premium Class.

Effective December 12, 2016, the redemption fee has been removed.

Effective July 1, 2016, the following information replaces similar information for Spartan® Extended Market Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.055%	0.025%
Total annual operating expenses	0.100%	0.070%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$10	$7
3 years	$32	$23
5 years	$56	$40
10 years	$128	$90

The following information supplements similar information for Fidelity® Extended Market Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

SEI-SUM-16-05 1.9870369.104	December 1, 2016